LEASES (Tables)	12 Months Ended
Dec. 31, 2020
Lessee Disclosure [Abstract]
Schedule of Operating Right-of-use Assets and Operating Lease Liabilities

The Company has various operating leases for office space and vehicles that expire through 2021 and 2031. Its lease agreements do not contain any material residual value guarantees or material restrictive covenants. Below is a summary of the Company's operating right-of-use assets and operating lease liabilities as of December 31, 2020:

	December 31, 2020	December 31, 2019
Operating right-of-use assets	10,581	$7,654

Operating lease liabilities, current	1,885	1,240
Operating lease liabilities long-term	8,732	6,499
Total operating lease liabilities	10,617	$7,739

Weighted average remaining lease term (years)	8	9
Weighted average discount rate	3.27%	3.56%

Schedule of Minimum lease Payments

Minimum lease payments for the Company's right of use assets over the remaining lease periods as of December 31, 2020, are as follows:

2021	$1,806
2022	1,671
2023	1,460
2024	1,303
2025	1,318
Thereafter	3,431

Total undiscounted lease payments	10,989

Less: Interest	(372)

Present value of lease liabilities	$10,617